Income Taxes (Details)	12 Months Ended
Sep. 30, 2021 USD ($)
Income Taxes (Details) [Line Items]
Expiration date, description	$337,605 of the net operating loss carry-forwards will expire in fiscal years 2035 through 2038.
Foreign income tax returns description	The federal, state and foreign income tax returns of the Company are subject to examination by various tax authorities, generally for three years after they are filed.
U.S. federal [Member]
Income Taxes (Details) [Line Items]
Net operating loss carry-forwards	$ 1,373,304
Malta [Member]
Income Taxes (Details) [Line Items]
Net operating loss carry-forwards	$ 503,647